N-2	Nov. 02, 2022
Cover [Abstract]
Entity Central Index Key	0001867072
Amendment Flag	false
Securities Act File Number	001-40853
Document Type	8-K
Entity Registrant Name	Kyndryl Holdings, Inc.
Entity Address, Address Line One	One Vanderbilt Avenue,
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	896-2098
Entity Emerging Growth Company	false